Mezzanine Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands). See note 2 to our condensed consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values:

	Three Months Ended March 31,
	2018	2017
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$12	$4
J&S	(355)	—
OpenKey	282	359
Total net (income) loss allocated to redeemable noncontrolling interests	$(61)	$363

________

(1)	Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands). See note 2 to our consolidated financial statements for tables summarizing the redeemable noncontrolling ownership interests and carrying values:

	Year Ended December 31,
	2017		2016		2015
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$19		$4		$2
J&S	136	(2)	—		—
OpenKey	1,329		1,143	(3)	—
Total net (income) loss allocated to redeemable noncontrolling interests	$1,484		$1,147		$2
________

(1)	Represents the 0.2% interest in Ashford LLC prior to the legal restructuring of our organizational structure on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

(2)
For the period from the November 1, 2017 acquisition of J&S through December 31, 2017, net loss of $136,000 was allocated to the redeemable noncontrolling interest in the J&S subsidiary common stock. See note 2 for tables summarizing the redeemable noncontrolling ownership interests and carrying values.

(3)
For the period from the March 8, 2016 conversion of our notes receivable from OpenKey through December 31, 2016, net loss of $1.1 million was allocated to the redeemable noncontrolling interest in the OpenKey subsidiary common stock.